Income Taxes - Movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Balance at beginning of the year	$ 37,405	$ 21,205	$ 9,914
Changes of valuation allowance(1)	45,559	16,200	11,291
Balance at end of the year	$ 82,964	$ 37,405	$ 21,205